Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of Time Deposit Maturities	At December 31, 2015, the scheduled maturities of total time deposits are as follows:
2016	$44,538,587
2017	14,169,581
2018	4,270,314
2019	3,959,739
2020	2,638,972
$69,577,193